Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Deferred tax assets:
Allowance for credit loss		$ 11,290	$ 10,931
Depreciation of property and equipment		1,539	1,678
Write-downs of inventories		173,299	157,186
Net operating losses carry forwards	[1]	145,321	117,213
Total deferred tax assets		331,449	287,008
Less: deferred tax assets valuation allowance		(331,449)	(287,008)
Total deferred tax assets, net
Beginning balance			159,704
Deferred income tax benefit recognized during the period/year		46,694	127,423
Deferred tax assets valuation allowance		(46,694)	(286,555)
Exchange rate differences			(572)
Ending balance

[1]	The net operating losses carry forwards of the entity in Hong Kong are $880,735 and $710,383 as of June 30, 2026 and December 31, 2025, respectively, which can be carried forward without an expiration date. As of June 30, 2026 and December 31, 2025, a full valuation allowance was recognized against the Group’s deferred tax assets, as the Group expects that it will not generate sufficient taxable profits in the future to utilize these net operating losses.